[LOGO] Merrill Lynch  Investment Managers

Annual Report

October 31, 2001

Merrill Lynch
Retirement
Reserves
Money Fund

Merrill Lynch Retirement Series Trust

www.mlim.ml.com

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

DEAR SHAREHOLDER

For the year ended October 31, 2001, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 4.73%* and 4.52%,* respectively. The Fund's Class I and Class II Shares had 7-day yields as of October 31, 2001 of 2.46% and 2.26%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 2001 was 67 days compared to 75 days at April 30, 2001.

Economic activity slowed dramatically since the first quarter of 2001 with the manufacturing sector appearing to slide into a recession. Business capital expenditures fell to extremely low levels with the buildup of excess capacity. Consumer activity previously had kept gross domestic product barely positive, however, economic growth following the events of September 11, 2001 was likely to be severely hindered going forward. The inability of corporate earnings to even meet expectations throughout the period prevented any sustained recovery in the equity markets. The short end of the fixed-income market accordingly has been viewed as a safe haven for investors.

Alarmed by the swiftness in the falloff in economic activity earlier in the year, the Federal Reserve Board surprised the markets with a 50 basis point (0.50%) reduction in interest rates on April 18, 2001. The move stabilized the markets, but economic conditions failed to improve.

The Federal Reserve Board eased monetary policy an additional 50 basis points in May and another 25 basis points in both June and August 2001, bringing the Federal Funds rate to 3.5%. The last time the Federal Funds rate was below 4% was in 1994. After the terrorist attacks, the Federal Reserve Board responded promptly to uncertain market conditions in mid-September, easing interest rates another 50 basis points, while hinting of additional cuts to soon follow.

As expected, the Federal Reserve Board reduced the Federal Funds rate by another 50 basis points on October 2, 2001 to 2.5%, the ninth interest rate cut of this year and its lowest level since 1962. The Federal Reserve Board is maintaining its easing bias and appears willing to let the real Federal Funds rate dip into negative territory with further interest rate cuts a possibility should economic growth remain anemic.

Portfolio Strategy

During the six-month period ended October 31, 2001, our investment strategy remained fairly consistent. With the Federal Reserve Board continuing its easing cycle, we maintained our average life in a range of 70 days-80 days. We utilized a barbell investment strategy that allowed us to take advantage of high interest rates in the short end of the yield curve as well as the potential appreciation of longer-dated fixed securities with maturities between one year and two years. We favored bank product in the one-year sector earlier in the period, however, toward the middle of the year abundant agency issuance across the curve drove spreads wider, providing greater relative value. Presently, we prefer variable rate securities, as the yield curve in the front end remains inverted and provides little incentive to add additional interest rate exposure at these levels.

Going forward, while we remain constructive, we have become more cautious about interest rate risk at current low yields, anticipating that the Federal

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

Reserve Board may be nearing the end of its easing cycle. This is evidenced most clearly in the return to a positively sloped Treasury yield curve. Also, the narrowing of spreads has lessened our interest in the floating rate note market until the volume of new supply increases and spreads begin to look reasonable again.

The Fund's portfolio composition at the end of the October period and as of our last report to shareholders is detailed below:

-----------------------------------------------------------------------------
                                                       10/31/01       4/30/01
-----------------------------------------------------------------------------
Bank Notes ......................................         1.1%          4.3%
Certificates of Deposit .........................          --           1.7
Certificates of Deposit--European ...............         0.6           6.7
Certificates of Deposit--Yankee .................         0.8          12.1
Commercial Paper ................................        39.3          40.6
Corporate Notes .................................        12.8          12.3
Funding Agreements ..............................         3.4           3.7
Promissory Notes ................................         1.8           1.6
Repurchase Agreements ...........................         4.6           1.7
US Government, Agency & Instrumentality
  Obligations--Discount .........................        12.6           7.5
US Government, Agency & Instrumentality
  Obligations--Non-Discount .....................        24.5           9.1
Liabilities in Excess of Other Assets ...........        (1.5)         (1.3)
                                                        -----         -----
Total ...........................................       100.0%        100.0%
                                                        =====         =====
-----------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Donaldo S. Benito

Donaldo S. Benito
Portfolio Manager

December 5, 2001

We are pleased to announce that Donaldo S. Benito is responsible for the day-to-day management of Merrill Lynch Retirement Reserves Money Fund. Mr. Benito has been Vice President of Merrill Lynch Investment Managers, L.P. since 1985.

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

A SPECIAL MESSAGE TO SHAREHOLDERS

THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11th

A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans--across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics--economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Joe Grills, Trustee
Robert S. Salomon Jr., Trustee
Melvin R. Seiden, Trustee
Stephen B. Swensrud, Trustee
Kevin J. McKenna, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Walter Mintz, Trustee of Merrill Lynch Retirement Reserves Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Mintz well in his retirement.

Custodian

The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                             Face           Interest       Maturity
Issue                       Amount            Rate*          Date         Value
--------------------------------------------------------------------------------
Bank Notes--1.1%
--------------------------------------------------------------------------------
Fleet National Bank        $40,460            2.809+%      7/31/2002     $40,513
--------------------------------------------------------------------------------
U.S. Bank, NA                7,500            2.608+      11/21/2001       7,500
                            37,500            2.651+       7/19/2002      37,553
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$85,566)....................................      85,566
--------------------------------------------------------------------------------
Certificates of Deposit--European--0.6%
--------------------------------------------------------------------------------
Abbey National              50,000            5.21         2/20/2002      50,475
Treasury Services
PLC
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$49,998).....................................................      50,475
--------------------------------------------------------------------------------
Certificates of Deposit--Yankee--0.8%
--------------------------------------------------------------------------------
Merita Bank PLC,            50,000            4.30         5/01/2002      50,547
NY                          15,000            4.07         5/13/2002      15,157
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$64,999).....................................................      65,704
--------------------------------------------------------------------------------
Commercial Paper--39.3%
--------------------------------------------------------------------------------
Amsterdam                   20,000            2.57        11/02/2001      19,997
Funding Corp.               40,000            2.52        11/06/2001      39,983
                            40,000            2.52        11/07/2001      39,980
                            25,000            2.45        11/19/2001      24,968
                            15,000            2.44        11/21/2001      14,979
                            10,000            2.35        12/10/2001       9,974
--------------------------------------------------------------------------------
Apreco, Inc.                 5,290            3.45        11/15/2001       5,283
                            12,065            2.39        11/26/2001      12,044
                            27,935            2.39        11/27/2001      27,885
                            10,000            2.34        11/30/2001       9,980
                             4,710            2.30        12/12/2001       4,697
--------------------------------------------------------------------------------
Aspen Funding Corp.         80,000            2.47        11/09/2001      79,951
--------------------------------------------------------------------------------
Asset Securitization        40,000            2.60        11/06/2001      39,983
Cooperative Corp.           30,000            2.60        11/09/2001      29,980
                            30,000            2.60        11/13/2001      29,972
                            30,000            2.60        11/14/2001      29,970
                            71,000            2.378+       5/28/2002      71,000
--------------------------------------------------------------------------------
BAE Systems                 35,000            2.41        12/20/2001      34,889
Holdings Inc.
--------------------------------------------------------------------------------
Blue Ridge Asset            98,027            3.45        11/07/2001      97,963
Funding Corp.               26,973            2.45        11/19/2001      26,938
--------------------------------------------------------------------------------
Centric Capital Corp.       25,000            2.55        11/15/2001      24,973
--------------------------------------------------------------------------------
Clipper Receivables         25,000            2.49        11/13/2001      24,978
Corp.
--------------------------------------------------------------------------------
Commission Federal          70,000            2.42        11/26/2001      69,878
de Electricidad
--------------------------------------------------------------------------------
Corporate Asset             25,200            2.35        12/04/2001      25,144
Funding Co., Inc.
--------------------------------------------------------------------------------
Cregem North                10,000            2.15         1/29/2002       9,948
America, Inc.
--------------------------------------------------------------------------------
Den Danske Corp.            50,000            2.50        12/19/2001      49,845
--------------------------------------------------------------------------------
Dorada Finance Inc.         10,000            3.45        11/15/2001       9,988
--------------------------------------------------------------------------------
Edison Asset                25,000            2.50        11/01/2001      24,998
Securitization, LLC         25,000            2.50        11/02/2001      24,997
                            22,612            2.60        11/09/2001      22,597
                           100,000            2.39        11/21/2001      99,861
                            40,000            2.28        12/04/2001      39,914
                            30,000            2.28        12/05/2001      29,934
                            50,000            2.36        12/07/2001      49,879
--------------------------------------------------------------------------------
Enterprise                  50,000            2.48        11/15/2001      49,948
Funding Corp.               16,667            2.29        12/07/2001      16,628
--------------------------------------------------------------------------------
Eureka                      16,500            2.63        11/06/2001      16,493
Securitization Inc.         35,000            2.62        11/20/2001      34,949
                            25,000            2.15         1/24/2002      24,873
                            22,350            2.15         1/25/2002      22,239
--------------------------------------------------------------------------------
FCAR Owner Trust            44,000            2.50        11/05/2001      43,985
                            30,000            2.52        11/09/2001      29,981
                            76,000            2.40        12/05/2001      75,823
--------------------------------------------------------------------------------
Falcon Asset                25,000            2.48        11/13/2001      24,978
Securitization              74,900            2.36        11/28/2001      74,763
                            70,000            2.35        11/29/2001      69,867
                            16,000            2.30        11/30/2001      15,969
                            14,063            2.35        12/10/2001      14,026
--------------------------------------------------------------------------------
Fleet Funding               25,000            2.38        11/19/2001      24,969
Corporation                 49,975            2.51        11/26/2001      49,884
--------------------------------------------------------------------------------
Formosa Plastics            23,757            2.44        11/19/2001      23,726
Corporation, USA            25,000            2.34        12/13/2001      24,930
--------------------------------------------------------------------------------
Forrestal Funding           32,015            2.52        11/01/2001      32,013
Master Trust                20,000            2.43        11/14/2001      19,981
                            60,000            2.41        11/26/2001      59,896
                            50,000            2.39        11/29/2001      49,904
                            12,500            2.30        12/07/2001      12,470
--------------------------------------------------------------------------------
Fortis Funding LLC          10,000            2.45         3/27/2002       9,917
--------------------------------------------------------------------------------
Greyhawk                     6,885            2.30        11/29/2001       6,872
Funding, LLC                40,000            2.38        12/12/2001      39,889
                            25,000            2.35        12/14/2001      24,928
--------------------------------------------------------------------------------
International Lease         40,000            2.95        11/08/2001      39,974
Finance Corporation         60,000            2.15         1/30/2002      59,685
--------------------------------------------------------------------------------
Intrepid Funding            24,954            2.52        11/02/2001      24,950
Master Trust                 5,016            2.50        11/15/2001       5,011
                            27,235            3.40        12/06/2001      27,170
--------------------------------------------------------------------------------
Kitty Hawk                   8,014            3.47        11/09/2001       8,007
Funding Corp.
--------------------------------------------------------------------------------
Lone Star                   50,000            3.42        11/20/2001      49,932
Funding, LLC
--------------------------------------------------------------------------------
Mont Blanc                  20,051            2.52        11/07/2001      20,041
Capital Corp.                6,014            2.48        11/15/2001       6,008
                            13,935            2.47        11/20/2001      13,916
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                             Face           Interest       Maturity
Issue                       Amount            Rate*          Date        Value
--------------------------------------------------------------------------------
Commercial Paper (concluded)
--------------------------------------------------------------------------------
Monte Rosa Capital        $ 41,000            2.55 %      11/06/2001   $  40,983
Corporation
--------------------------------------------------------------------------------
Newport Funding             75,000            2.45        11/14/2001      74,929
Corp.
--------------------------------------------------------------------------------
Old Line                    30,986            2.44        11/23/2001      30,938
Funding Corp.               15,000            2.30        12/03/2001      14,968
                            50,000            2.30        12/05/2001      49,888
--------------------------------------------------------------------------------
Park Avenue                 20,000            2.33        11/29/2001      19,962
Receivables Corp.
--------------------------------------------------------------------------------
Preferred Receivables        9,177            2.45        11/19/2001       9,165
Funding Corp.               30,000            2.35        11/28/2001      29,945
--------------------------------------------------------------------------------
Rio Tinto America, Inc.      9,529            2.30        11/30/2001       9,511
--------------------------------------------------------------------------------
San Paolo-IMI U.S.          25,000            3.58        12/28/2001      24,911
Financial Co.
--------------------------------------------------------------------------------
Spintab AB                  50,000            2.48        12/03/2001      49,890
--------------------------------------------------------------------------------
Three Rivers                48,000            2.48        11/08/2001      47,974
Funding Corp.
--------------------------------------------------------------------------------
Transamerica                50,000            2.35        12/18/2001      49,847
Finance Corporation         25,000            2.35        12/19/2001      24,922
--------------------------------------------------------------------------------
Tulip Funding               25,000            2.51        11/02/2001      24,996
Corporation                100,000            3.41        11/27/2001      99,812
--------------------------------------------------------------------------------
Variable Funding            50,000            2.48        11/13/2001      49,955
Capital Corp.
--------------------------------------------------------------------------------
WCP Funding Inc.             8,049            3.47        11/08/2001       8,043
                            40,000            2.30        12/04/2001      39,913
--------------------------------------------------------------------------------
Windmill Funding            25,000            2.48        11/15/2001      24,974
Corp.                       25,000            2.35        11/27/2001      24,956
                            25,000            2.36        11/28/2001      24,954
                            25,000            2.30        12/11/2001      24,934
                            25,000            2.22         1/08/2002      24,900
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$3,130,962)...........................   3,131,215
--------------------------------------------------------------------------------
Corporate Notes--12.8%
--------------------------------------------------------------------------------
American Honda              25,000            3.589+       8/14/2002      24,996
Finance Corp.
--------------------------------------------------------------------------------
Associates Corp. of         34,000            2.64+        6/26/2002      34,000
North America
--------------------------------------------------------------------------------
The CIT Group, Inc.         75,000            2.695+       9/13/2002      75,118
--------------------------------------------------------------------------------
Credit Suisse               25,000            3.624+       5/09/2002      25,002
First Boston Inc.
--------------------------------------------------------------------------------
DaimlerChrysler             65,500            3.69+       11/08/2001      65,494
North America               32,000            2.21        11/06/2002      32,000
Holdings Corp.
--------------------------------------------------------------------------------
Ford Motor Credit           25,000            3.71+       11/16/2001      25,001
Company                    240,000            3.22+        1/07/2002     240,000
--------------------------------------------------------------------------------
Goldman Sachs               27,000            2.61+       11/12/2002      27,000
Group, Inc.
--------------------------------------------------------------------------------
Household                  100,000            2.599+      11/15/2001     100,000
Finance Corp.
--------------------------------------------------------------------------------
Morgan Stanley,             50,000            2.585+      11/15/2001      50,000
Dean Witter & Co.
--------------------------------------------------------------------------------
National Rural              25,000            5.28         2/04/2002      25,182
Utilities Cooperative       22,000            3.594+       8/09/2002      22,001
Finance Corp.
--------------------------------------------------------------------------------
Strategic Money            175,000            2.603+       9/24/2002     175,000
Market Trust 2001-H
--------------------------------------------------------------------------------
Toyota Motor               100,000            2.55+        1/17/2002      99,990
Credit Corp.
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$1,020,696)............................   1,020,784
--------------------------------------------------------------------------------
Funding Agreements--3.4%
--------------------------------------------------------------------------------
GE Life and Annuity         50,000            2.699+       6/03/2002      50,000
Assurance Co.
--------------------------------------------------------------------------------
Hartford Life               50,000            2.689+      12/03/2001      50,000
Insurance Company
--------------------------------------------------------------------------------
Jackson National            50,000            2.719+       5/01/2002      50,000
Life Insurance Co.
--------------------------------------------------------------------------------
Monumental Life             30,000            2.784+       5/17/2002      30,000
Insurance Company
--------------------------------------------------------------------------------
New York Life               50,000            2.699+       5/31/2002      50,000
Insurance Company
--------------------------------------------------------------------------------
Principal Life              20,000            2.739+       2/15/2002      20,000
Insurance Company
--------------------------------------------------------------------------------
The Travelers               20,000            2.699+       3/01/2002      20,000
Insurance Company
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$270,000)...........................     270,000
--------------------------------------------------------------------------------
Promissory Notes--1.8%
--------------------------------------------------------------------------------
Goldman Sachs              100,000            2.473+      12/13/2001     100,000
Group, Inc.                 40,000            2.528+       1/17/2002      40,000
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$140,000).............................     140,000
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Discount--12.6%
--------------------------------------------------------------------------------
Federal Farm                30,000            4.42         2/15/2002      29,823
Credit Bank
--------------------------------------------------------------------------------
Federal Home                99,500            2.30        12/26/2001      99,189
Loan Bank                   20,000            2.42        12/26/2001      19,938
                            14,011            2.40        12/28/2001      13,965
                            24,832            4.75         2/04/2002      24,700
                            23,272            3.82         5/24/2002      23,018
--------------------------------------------------------------------------------
Federal Home                48,806            2.21        12/06/2001      48,702
Loan Mortgage               50,000            3.35        12/31/2001      49,825
Corporation                 32,956            4.77         1/31/2002      32,787
                            25,000            3.37         8/21/2002      24,600
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                             Face           Interest      Maturity
Issue                       Amount            Rate*         Date        Value
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Discount (concluded)
--------------------------------------------------------------------------------
Federal National          $ 50,000            3.50 %      11/01/2001  $   49,996
Mortgage                   100,000            3.10        11/05/2001      99,957
Association                 75,000            4.02        11/16/2001      74,903
                            84,000            2.95        12/06/2001      83,821
                            75,000            2.33        12/12/2001      74,809
                           136,000            2.95        12/14/2001     135,639
                            50,000            3.34        12/28/2001      49,836
                            30,000            4.00         4/05/2002      29,747
                            34,852            3.87         4/19/2002      34,531
--------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$997,497)..............................     999,786
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Non-Discount--24.5%
--------------------------------------------------------------------------------
Federal Farm                60,000            4.25         7/01/2003      61,594
Credit Bank
--------------------------------------------------------------------------------
Federal Home                80,000            6.875        7/18/2002      82,691
Loan Bank                   37,500            2.348+       8/20/2002      37,497
                           150,000            2.493+       8/23/2002     150,000
                            60,000            6.375       11/15/2002      62,573
                            25,000            5.25         1/10/2003      25,539
                            48,000            5.45         1/10/2003      48,300
                            30,000            5.385        1/30/2003      30,234
                            37,500            2.343+       2/20/2003      37,493
                           100,000            2.49+        2/28/2003      99,922
                           200,000            2.54+        3/12/2003     199,839
                            50,000            4.50         4/25/2003      51,403
                            28,000            4.50         5/15/2003      28,835
--------------------------------------------------------------------------------
Federal Home                25,000            5.50         5/15/2002      25,452
Loan Mortgage               75,000            5.81         1/09/2003      75,487
Corporation                 30,000            5.65         1/10/2003      30,189
                            65,000            4.75         3/15/2003      67,058
--------------------------------------------------------------------------------
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)
--------------------------------------------------------------------------------
Federal National            25,000            6.375       10/15/2002      25,995
Mortgage                   100,000            2.555+      12/18/2002     100,006
Association                 35,000            5.51         1/22/2003      35,263
                            50,000            2.53+        2/03/2003      50,000
                            50,000            5.00         2/14/2003      51,710
                           100,000            2.568+       2/19/2003      99,975
--------------------------------------------------------------------------------
Student Loan               100,000            2.589+       2/28/2002     100,075
Marketing                   70,000            2.559+       3/11/2002      69,988
Association                 75,000            2.559+       3/18/2002      74,986
                           100,000            2.559+       4/12/2002      99,987
                           100,000            2.569+      12/06/2002     100,158
--------------------------------------------------------------------------------
US Treasury Notes           27,000            5.75        10/31/2002      27,990
--------------------------------------------------------------------------------
Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$1,937,080)..................................................   1,950,239
--------------------------------------------------------------------------------

 Face
Amount                     Issue
--------------------------------------------------------------------------------
Repurchase Agreements**--4.6%
--------------------------------------------------------------------------------
$362,924            UBS Warburg LLC, purchased
                    on 10/31/2001 to yield
                    2.63% on 11/01/2001.............................     362,924
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$362,924)....................................................     362,924
--------------------------------------------------------------------------------
Total Investments (Cost--$8,059,722)--101.5%........................   8,076,693

Liabilities in Excess of Other Assets--(1.5%).......................    (116,287)
                                                                      ----------
Net Assets--100.0%..................................................  $7,960,406
                                                                      ==========
--------------------------------------------------------------------------------

 * Commercial Paper and certain US Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 2001.
** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
 +    Floating rate note.

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 2001

Assets:        Investments, at value (identified cost--$8,059,722,340*) ................                $8,076,692,630
               Receivables:
                  Interest ............................................................. $ 25,330,902
                  Beneficial interest sold .............................................      215,772
                  Securities sold ......................................................      148,385       25,695,059
                                                                                         ------------
               Prepaid registration fees and other assets ..............................                       357,718
                                                                                                        --------------
               Total assets ............................................................                 8,102,745,407
                                                                                                        --------------
----------------------------------------------------------------------------------------------------------------------
Liabilities:   Payables:
                  Beneficial interest redeemed .........................................  101,813,081
                  Securities purchased .................................................   32,000,000
                  Investment adviser ...................................................    2,802,608
                  Custodian bank .......................................................    2,396,389
                  Distributor ..........................................................       66,627      139,078,705
                                                                                         ------------
               Accrued expenses and other liabilities ..................................                     3,261,130
                                                                                                        --------------
               Total liabilities .......................................................                   142,339,835
                                                                                                        --------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:    Net assets ..............................................................                $7,960,405,572
                                                                                                        ==============
----------------------------------------------------------------------------------------------------------------------
Net Assets     Class I shares of beneficial interest, $.10 par value, unlimited number
Consist of:    of shares authorized ....................................................                $  757,816,369
               Class II shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized ....................................................                    36,527,159
               Paid-in capital in excess of par ........................................                 7,149,091,754
               Unrealized appreciation on investments--net .............................                    16,970,290
                                                                                                        --------------
               Net assets ..............................................................                $7,960,405,572
                                                                                                        ==============
----------------------------------------------------------------------------------------------------------------------
Net Asset      Class I--Based on net assets of $7,594,189,132 and 7,578,163,691
Value:         shares outstanding ......................................................                $         1.00
                                                                                                        ==============
               Class II--Based on net assets of $366,216,440 and 365,271,592
               shares outstanding ......................................................                $         1.00
                                                                                                        ==============
----------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of October 31, 2001, net unrealized appreciation for Federal income tax purposes amounted to $16,970,290, of which $16,980,833 related to appreciated securities and $10,543 related to depreciated securities.

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

Statement of Operations

                                                                                              For the Year Ended
                                                                                                October 31, 2001
----------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned .                   $  453,226,516
----------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ................................. $33,053,832
                     Transfer agent fees--Class I .............................  14,092,861
                     Distribution fees--Class II ..............................     909,436
                     Accounting services ......................................     834,818
                     Transfer agent fees--Class II ............................     791,709
                     Printing and shareholder reports .........................     696,892
                     Registration fees ........................................     323,761
                     Custodian fees ...........................................     199,935
                     Professional fees ........................................     155,323
                     Trustees' fees and expenses ..............................     100,401
                     Interest expense .........................................      28,921
                     Pricing services .........................................      18,111
                     Other ....................................................     114,265
                                                                                -----------
                     Total expenses ...........................................                       51,320,265
                                                                                                  --------------
                     Investment income--net ...................................                      401,906,251
                                                                                                  --------------
----------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ........................                        1,764,828
Unrealized Gain      Change in unrealized appreciation on investments--net ....                       16,845,955
On Investments--                                                                                  --------------
Net:                 Net Increase in Net Assets Resulting from Operations .....                   $  420,517,034
                                                                                                  ==============
----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

Statements of Changes in Net Assets

                                                                                                        For the Year
                                                                                                      Ended October 31,
                                                                                             ------------------------------------
Increase (Decrease) in Net Assets:                                                                 2001                2000
--------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ................................................ $   401,906,251    $    799,020,108
                     Realized gain (loss) on investments--net ..............................       1,764,828            (482,835)
                     Change in unrealized appreciation/depreciation on investments--net ....      16,845,955          14,387,777
                                                                                             ---------------    ----------------
                     Net increase in net assets resulting from operations ..................     420,517,034         812,925,050
                                                                                             ---------------    ----------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to        Class I ............................................................    (381,185,133)       (740,405,441)
Shareholders:           Class II ...........................................................     (20,721,118)        (58,131,832)
                     Realized gain on investments--net:
                        Class I ............................................................      (1,671,977)                 --
                        Class II ...........................................................         (92,851)                 --
                                                                                             ---------------    ----------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders .......................................................    (403,671,079)       (798,537,273)
                                                                                             ---------------    ----------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial
Transactions:        interest transactions .................................................  (1,953,361,744)     (5,347,226,094)
                                                                                             ---------------    ----------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets ..........................................  (1,936,515,789)     (5,332,838,317)
                     Beginning of year .....................................................   9,896,921,361      15,229,759,678
                                                                                             ---------------    ----------------
                     End of year ........................................................... $ 7,960,405,572    $  9,896,921,361
                                                                                             ===============    ================
--------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

Financial Highlights

                                                                                           Class I
The following per share data and ratios have been derived    ----------------------------------------------------------------------
from information provided in the financial statements.                           For the Year Ended October 31,
                                                             ----------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2001          2000          1999            1998           1997
-----------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of year ..... $     1.00    $     1.00    $      1.00     $      1.00    $      1.00
Operating                                                    ----------    ----------    -----------     -----------    -----------
Performance:        Investment income--net .................      .0460         .0583          .0474           .0517          .0512
                    Realized and unrealized gain (loss) on
                    investments--net .......................      .0021         .0010         (.0012)          .0004          .0001
                                                             ----------    ----------    -----------     -----------    -----------
                    Total from investment operations .......      .0481         .0593          .0462           .0521          .0513
                                                             ----------    ----------    -----------     -----------    -----------
                    Less dividends and distributions:
                       Investment income--net ..............     (.0460)       (.0583)        (.0474)         (.0517)        (.0512)
                       Realized gain on investments--net ...     (.0002)           --             --          (.0001)        (.0001)
                                                             ----------    ----------    -----------     -----------    -----------
                    Total dividends and distributions ......     (.0462)       (.0583)        (.0474)         (.0518)        (.0513)
                                                             ----------    ----------    -----------     -----------    -----------
                    Net asset value, end of year ........... $     1.00    $     1.00    $      1.00     $      1.00    $      1.00
                                                             ==========    ==========    ===========     ===========    ===========
                    Total investment return ................      4.73%         5.93%          4.84%           5.31%          5.35%
                                                             ==========    ==========    ===========     ===========    ===========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses ...............................        58%          .51%           .50%            .55%           .54%
Net Assets:                                                  ==========    ==========    ===========     ===========    ===========
                    Investment income and realized gain
                    on investments--net ....................      4.68%         5.76%          4.75%           5.19%          5.13%
                                                             ==========    ==========    ===========     ===========    ===========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of year (in thousands) . $7,594,189    $9,303,582    $13,865,025     $13,917,721    $10,690,345
Data:                                                        ==========    ==========    ===========     ===========    ===========
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                      Class II
                                                              --------------------------------------------------------
                                                                                                            For the
The following per share data and ratios have been derived                  For the Year                     Period
from information provided in the financial statements.                     Ended Oct. 31,                Oct. 5, 1998+
                                                              ----------------------------------------     to Oct. 31,
Increase (Decrease) in Net Asset Value:                          2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ..... $     1.00     $     1.00     $     1.00     $     1.00
Operating                                                     ----------     ----------     ----------     ----------
Performance:       Investment income--net ...................      .0440          .0566          .0454          .0037
                   Realized and unrealized gain (loss) on
                   investments--net .........................      .0021          .0010         (.0019)         .0010
                                                              ----------     ----------     ----------     ----------
                   Total from investment operations .........      .0461          .0576          .0435          .0047
                                                              ----------     ----------     ----------     ----------
                   Less dividends and distributions:
                      Investment income--net ................     (.0440)        (.0566)        (.0454)        (.0037)
                      Realized gain on investments--net .....     (.0002)            --             --             --++
                                                              ----------     ----------     ----------     ----------
                   Total dividends and distributions ........     (.0442)        (.0566)        (.0454)        (.0037)
                                                              ----------     ----------     ----------     ----------
                   Net asset value, end of period ........... $     1.00     $     1.00     $     1.00     $     1.00
                                                              ==========     ==========     ==========     ==========
                   Total investment return ..................      4.52%          5.72%          4.63%          5.16%*
                                                              ==========     ==========     ==========     ==========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average  Expenses .................................        79%           .71%           .71%           .72%*
Net Assets:                                                   ==========     ==========     ==========     ==========
                   Investment income and realized gain on
                   investments--net .........................      4.57%          5.52%          4.54%          4.69%*
                                                              ==========     ==========     ==========     ==========
---------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands) . $  366,217     $  593,339     $1,364,735     $   56,385
Data:                                                         ==========     ==========     ==========     ==========
---------------------------------------------------------------------------------------------------------------------

 *    Annualized.
 +    Commencement of operations.
++    Amount is less than $.0001 per share.

See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers two classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. At the present time, the Fund is the only series offered. The following is a summary of significant accounting polices consistently followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government and Agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

(g) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade which settled the next day.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of
 .20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimburses MLIM at its cost for such services. For the year ended October 31, 2001, the Fund reimbursed MLIM an aggregate of $183,880 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $1,953,361,744 and $5,347,226,094 for the years ended October 31, 2001 and
October 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2001                       Shares                 Amount
--------------------------------------------------------------------------------
Shares sold .........................    19,723,653,270        $ 19,723,653,270
Shares issued to share-
holders in reinvestment
of dividends and
distributions .......................       382,786,338             382,786,338
                                        ---------------        ----------------
Total issued ........................    20,106,439,608          20,106,439,608
Shares redeemed .....................   (21,831,798,165)        (21,831,798,165)
                                        ---------------        ----------------
Net decrease ........................    (1,725,358,557)       $ (1,725,358,557)
                                        ===============        ================
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class I Shares for the Year                                         Dollar
Ended October 31, 2000                       Shares                 Amount
--------------------------------------------------------------------------------
Shares sold .........................    40,677,388,358        $ 40,677,388,358
Shares issued to share-
holders in reinvestment
of dividends ........................       738,753,837             738,753,837
                                        ---------------        ----------------
Total issued ........................    41,416,142,195          41,416,142,195
Shares redeemed .....................   (45,990,891,495)        (45,990,891,495)
                                        ---------------        ----------------
Net decrease ........................    (4,574,749,300)       $ (4,574,749,300)
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2001                           Shares               Amount
--------------------------------------------------------------------------------
Shares sold ...........................       233,447,628         $ 233,447,628
Shares issued to share-
holders in reinvestment
of dividends and
distributions .........................        20,809,117            20,809,117
                                             ------------         -------------
Total issued ..........................       254,256,745           254,256,745
Shares redeemed .......................      (482,259,932)         (482,259,932)
                                             ------------         -------------
Net decrease ..........................      (228,003,187)        $(228,003,187)
                                             ============         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                                         Dollar
Ended October 31, 2000                        Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ...........................    3,071,695,373        $ 3,071,695,373
Shares issued to share-
holders in reinvestment
of dividends ..........................       58,326,688             58,326,688
                                          --------------        ---------------
Total issued ..........................    3,130,022,061          3,130,022,061
Shares redeemed .......................   (3,902,498,855)        (3,902,498,855)
                                          --------------        ---------------
Net decrease ..........................     (772,476,794)       $  (772,476,794)
                                          ==============        ===============
--------------------------------------------------------------------------------

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the year ended October 31, 2001, the average amount outstanding was approximately $415,000 and the daily weighted average interest rate was 6.98%.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2001

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
December 10, 2001

IMPORTANT TAX INFORMATION (unaudited)

During the fiscal year ended October 31, 2001, Merrill Lynch Retirement Reserves Money Fund distributed long-term capital gains of $.0000004 per share to shareholders of record on October 31, 2001.

Please retain this information for your records.

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Retirement
Reserves Money Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper            #10262--10/01